Liability for Future Policy Benefits (Additional Insurance Reserve) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Balance including amounts in AOCI, beginning of period, post-flooring	$ 703,968	$ 642,514
Flooring impact and amounts in AOCI	(71,467)	(95,331)
Balance, excluding amounts in AOCI, beginning of period, pre-flooring		632,501	$ 547,183
Effect of assumption updates		180,404	369
Effect of actual variance from expected experience and other activity		(39,475)	8,089
Adjusted balance, beginning of period		773,430	$ 555,641
Assessments collected	134,822	62,891
Interest accrual	27,479	20,039
Benefits paid	(17,138)	(6,070)
Balance, excluding amounts in AOCI, end of period, pre-flooring	918,593	632,501
Flooring impact and amounts in AOCI	(91,115)	71,467
Balance, including amounts in AOCI, end of period, post-flooring	827,478	703,968
Less: Reinsurance recoverable	793,577	666,813
Balance after reinsurance recoverable, including amounts in AOCI, end of period	33,901	37,155
Gross assessments	$ 303,979	$ 215,741
Weighted-average duration of the liability in years (at original discount rate)	28 years	26 years
Weighted-average interest rate (at original discount rate)	3.41%	3.44%